IOWA SCHOOLS JOINT
INVESTMENT TRUST

Interim Financial Report

DECEMBER 31, 2001

www.isjit.org

SPONSORED BY THE
IOWA ASSOCIATION OF SCHOOL BOARDS

Trustees' Report

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2001. Market rates for short-term securities experienced an unprecedented decline as the Federal Reserve Board began to worry about an economy that might slip into recession following the tragic events of September 11. Rates declined dramatically over the period as the Federal Reserve Board openly adopted a reversal of previous policy, now focused on stimulating a rapidly-cooling economy. A total of eleven rate cuts totaling 4.75 percent left short-term rates at their lowest levels since the early 1960's.

Investment rates for ISJIT followed this monetary trend, falling throughout the period. Throughout these changing market conditions, ISJIT maintained a consistent focus upon its three complementary investment objectives: protection of a participant's invested funds, maintenance of the necessary degree of liquidity to accommodate participant cash management needs, and providing participants with an excellent market rate of return.

ISJIT's investment programs continue to serve numerous participants and maintain large amounts of invested funds. As of December 31, 2001, 335 school corporations and other eligible organizations were authorized to invest in ISJIT pursuant to Iowa Code chapter 28E. During the semi-annual period, total assets invested within the liquid funds ranged from a low of $193,429,649 to a high of $347,878,516. When fixed term securities are included, the respective figures range from a low of $282,248,969 to a high of $437,223,144.

ISJIT also continued to introduce enhancements to participants via www.isjit.org and IPASonline. These two innovative components provide participants with real-time access to every component of ISJIT operation, including electronic transaction investments and withdrawals. Nearly fifty percent of participants now receive monthly statement advisements via the internet, eliminating a great deal of paper and postage.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and welcomes your comments or suggestions. Our goal is to provide a cash management program that is consistently responsive to member needs.

Respectfully,

Richard Vandekieft, Chair
Board of Trustees

Management Discussion

The Federal Reserve cut the federal funds rate by 4.75 percent in 2001, from 6.50 percent to 1.75 percent. The Federal Reserve began reducing the federal funds rate before the official onset of the recession and continued to quickly move the rate downward throughout the year. The federal funds rate is now at its lowest level in 40 years. The rate on the ISJIT Diversified Fund moved down as well from 6.11 percent to 1.69 percent during calendar year 2001.

The stimulus factors of rate cuts, lower energy prices, and fiscal policy prices are acting with their typical timing to bolster the economy in 2002. The Federal Reserve has lowered the federal funds rate aggressively in the last year. Rate cuts typically lead GDP growth by 12 months. Like rate cuts, oil prices tend to lead the economy by 12 months. Oil prices are 16 percent lower than a year ago. Though Congress has not passed another fiscal stimulus package, the tax cut legislation of last summer and the emergency spending bills passed following the terrorist attack are working through the economy.

Early indicators suggest an economic recovery is now in sight. Claims for unemployment insurance are declining and consumers' plans to make future purchases are increasing. Small business confidence is also improving. In the manufacturing sector, new orders have rebounded to the highest levels in a year and industrial commodity prices have stopped declining.

As evidence of an economic recovery mounts, the Fed is likely to reverse course. Later this year the Fed may begin raising rates.

The average maturity of the Fund ended the period at 51.4 days. The majority of securities held in the portfolio mature within 180 days. This will allow those maturities to be reinvested at potentially higher yields later in the year. Despite today's low yield environment, the ISJIT Diversified Fund continues to provide a competitive yield relative to other short-term investment opportunities.

As always, the ISJIT program emphasizes three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2001
(Showing Percentage of Net Assets)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 36.56%
$13,000,000	Federal Agricultural Mortgage Corporation, Discount Note	2.32%	01/16/02	$12,987,650
5,000,000	Federal Home Loan Mortgage Corporation, Discount Note	2.25%	01/17/02	4,995,089
5,000,000	Federal Home Loan Bank, Discount Note	2.09%	01/22/02	4,994,021
1,755,000	Federal National Mortgage Association-Discount Note	2.19%	01/24/02	1,752,589
8,000,000	Federal Agricultural Mortgage Corporation Discount Note	2.06%	01/30/02	7,986,982
10,000,000	Federal Agricultural Mortgage Corporation Discount Note	2.04%	02/04/02	9,981,111
10,000,000	Federal National Mortgage Association, Discount Note	2.03%	02/21/02	9,971,808
5,000,000	Federal Home Loan Mortgage Corporation, Discount Note	2.28%	02/28/02	4,982,036
3,980,000	Federal National Mortgage Association, Discount Note	1.78%	03/07/02	3,967,424
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.77%	03/14/02	9,965,200
10,000,000	Federal National Mortgage Association, Discount Note	1.77%	03/14/02	9,965,200
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	2.01%	03/15/02	9,960,053
10,000,000	Federal National Mortgage Association, Discount Note	2.00%	03/18/02	9,958,622

	TOTAL (cost -- $101,467,785)			$101,467,785

COUPON SECURITIES -- 35.18%
$1,020,000	Federal Home Loan Mortgage Corporation, 6.52%	2.65%	01/02/02	$1,020,106
1,500,000	Federal National Mortgage Association, 6.63%	2.60%	01/15/02	1,502,270
4,100,000	Federal National Mortgage Association, 6.63%	2.20%	01/15/02	4,106,779
5,000,000	Federal National Mortgage Association, 6.38%	1.85%	01/16/02	5,008,987
1,850,000	Federal Home Loan Bank, 4.88%	2.84%	01/22/02	1,852,109
4,025,000	Federal Home Loan Bank, 4.88%	2.19%	01/22/02	4,031,052
1,000,000	Federal Home Loan Bank, 6.10%	2.08%	01/28/02	1,002,922
1,000,000	Federal Home Loan Bank, 6.13%	2.08%	01/28/02	1,002,944
1,000,000	Federal Farm Credit Bank, 5.60%	2.04%	01/30/02	1,002,778
1,750,000	Federal Farm Credit Bank, 6.63%	2.08%	02/01/02	1,756,552
4,050,000	Federal Farm Credit Bank, 6.63%	1.89%	02/01/02	4,065,481
9,000,000	Federal Home Loan Bank, 6.75%	2.06%	02/01/02	9,034,875
1,000,000	Federal Home Loan Bank, 6.75%	2.06%	02/01/02	1,003,873
500,000	Federal Home Loan Bank, 5.02%	1.87%	02/11/02	501,698
1,000,000	Federal Home Loan Bank, 6.75%	2.06%	02/15/02	1,005,637
500,000	Federal Home Loan Bank, 5.25%	1.86%	02/22/02	502,340
3,525,000	Federal Home Loan Bank, 7.00%	3.78%	02/25/02	3,541,562
1,000,000	Federal Home Loan Bank, 6.54%	2.10%	02/25/02	1,006,551
10,355,000	Federal Home Loan Bank, 5.13%	4.28%	02/26/02	10,367,908
1,000,000	Federal National Mortgage Association, 6.23%	2.01%	03/01/02	1,006,830
4,500,000	Student Loan Marketing Association, Variable Rate 2.24%*	1.81%	03/13/02	4,503,419
3,400,000	Federal National Mortgage Association, 5.38%	2.09%	03/15/02	3,422,241
1,150,000	Federal National Mortgage Association, 5.38%	2.00%	03/15/02	1,157,773
2,990,000	Federal National Mortgage Association, 6.49%	2.09%	03/19/02	3,017,646
1,300,000	Federal Home Loan Bank, 5.50%	1.87%	03/29/02	1,311,287
3,750,000	Student Loan Marketing Association, Variable Rate 2.25%*	1.83%	04/24/02	3,754,098
7,750,000	Federal Farm Credit Bank, 6.88%	4.25%	05/01/02	7,814,770
5,000,000	Federal Home Loan Bank, 6.75%	1.83%	05/01/02	5,080,565
1,730,000	Federal Home Loan Mortgage Corporation, 5.50%	4.22%	05/15/02	1,737,874
2,000,000	Federal Home Loan Mortgage Corporation, 5.50%	1.84%	05/15/02	2,026,763
4,410,000	Federal Home Loan Bank, 7.25%	1.81%	05/15/02	4,497,767
5,000,000	Federal Home Loan Bank, 3.46%	3.46%	10/03/02	5,000,000
	TOTAL (cost -- $97,647,457)			$97,647,457

CERTIFICATES OF DEPOSIT -- 6.12%
$250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/16/02	$250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	6.25%	01/22/02	250,000
250,000	State Savings Bank, Baxter	6.00%	01/22/02	250,000
250,000	Tri County Bank & Trust, Cascade	4.00%	01/28/02	250,000
1,000,000	Liberty Bank, Arnolds Park	3.75%	03/08/02	1,000,000
500,000	Peoples Bank & Trust, Rock Valley	2.00%	03/14/02	500,000
500,000	Valley State Bank, Eldridge	5.38%	03/19/02	500,000
1,000,000	Community First National Bank, Decorah	2.97%	03/20/02	1,000,000
250,000	Premier Bank, Rock Valley	5.38%	03/29/02	250,000
1,500,000	Community First National Bank, Decorah	2.00%	04/01/02	1,500,000
250,000	First State Bank, Huxley	4.75%	04/16/02	250,000
1,000,000	Community First National Bank, Decorah	4.63%	05/03/02	1,000,000
2,000,000	St. Ansgar State Bank, St. Ansgar	4.55%	05/08/02	2,000,000
250,000	Citizens Bank, Sac City	2.50%	05/28/02	250,000
1,000,000	Liberty Bank, Arnolds Park	2.50%	06/07/02	1,000,000
1,000,000	Union State Bank, Winterset	2.25%	06/14/02	1,000,000
500,000	First American Bank, Ames	2.25%	06/17/02	500,000
500,000	Citizens Bank, Sac City	2.25%	06/21/02	500,000
250,000	Citizens Bank, Sac City	2.25%	06/26/02	250,000
1,000,000	Liberty Bank, Arnolds Park	2.25%	06/28/02	1,000,000
1,000,000	Valley State Bank, Eldridge	4.50%	07/10/02	1,000,000
1,500,000	Valley State Bank, Eldridge	4.50%	07/16/02	1,500,000
500,000	Freedom Financial Bank, West Des Moines	4.50%	09/13/02	500,000
500,000	Tri County Bank & Trust, Cascade	3.15%	12/13/02	500,000
	TOTAL (cost -- $17,000,000)			$17,000,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 21.51%
$29,854,000	Merrill Lynch, Repurchase Agreement	1.75%	01/02/02	$29,854,000
29,853,000	UBS Warburg, Repurchase Agreement	1.68%	01/02/02	29,853,000
	TOTAL (cost -- $59,707,000)			$59,707,000

TOTAL INVESTMENTS -- 99.37% (cost -- $275,822,242)				$275,822,242

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .63%
	(Includes $72,547 payable to IMG and $437,628
	dividends payable to unitholders)			$1,742,112

NET ASSETS -- 100%
	Applicable to 277,564,354 outstanding units			$277,564,354

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($277,564,354
	divided by 277,564,354 units outstanding)

*Denotes floating rate investment with interest rate as of December 31, 2001

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2001
(Showing Percentage of Net Assets)
		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

COUPON SECURITIES -- 11.63%
$400,000	Private Export Funding Corporation, 7.30%	2.46%	01/31/02	401,554
300,000	Private Export Funding Corporation, 7.30%	2.42%	01/31/02	301,168
1,071,000	Treasury Coupon Receipt (CAT), Zero Coupon	4.05%	02/15/02	1,065,802
237,000	Treasury Coupon Receipt (CAT), Zero Coupon	4.05%	02/15/02	235,850
274,000	Treasury Coupon Receipt (TIGER), Zero Coupon	4.05%	02/15/02	272,670
208,000	Treasury Coupon Receipt (TIGER), Zero Coupon	4.05%	02/15/02	206,991
119,000	Treasury Coupon Receipt (CAT), Zero Coupon	4.05%	02/15/02	118,423
420,000	Treasury Coupon Receipt (TIGER), Zero Coupon	4.05%	02/15/02	417,962
655,000	Treasury Bearer Coupon Conversion, Zero Coupon	3.53%	02/15/02	652,220
1,131,000	Treasury Bearer Coupon Conversion, Zero Coupon	2.19%	02/15/02	1,127,993
221,688	Israel Government Trust Certificate, 9.40%	4.10%	05/15/02	225,086
121,557	Turkey Government Backed Trust, 9.63%	4.08%	05/15/02	122,743
	TOTAL (cost -- $5,148,462)			$5,148,462

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 88.49%
$39,169,000	UBS Warburg, Repurchase Agreement	1.58%	01/02/02	$39,169,000
	TOTAL (cost -- $39,169,000)			$39,169,000

TOTAL INVESTMENTS -- 100.12% (cost -- $44,317,462)				$44,317,462

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- (.12%)
	(Includes $4,679 payable to IMG and $44,630
	dividends payable to unitholders)			($52,211)

NET ASSETS -- 100%
	Applicable to 44,265,251 outstanding units			$44,265,251

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($44,265,251
	divided by 44,265,251 units outstanding)

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2001 to December 31, 2001
		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$3,867,889	$549,612

EXPENSES:
Investment advisory and
program support fees	$366,802	$27,502
Custody and administrative fees	165,243	59,587
Distribution fees	116,716	18,335
Other fees and expenses	35,016	5,500

Total Expenses	683,777	110,924

NET INVESTMENT INCOME	$3,184,112	438,688

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2001 to December 31, 2001
		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$3,184,112	$438,688

From Unit Transactions:
(at constant net asset value of $1 per unit)
Units sold	$544,282,425	$32,880,467
Units issued in reinvestment
of dividends from net
investment income	3,184,112	438,688
Units redeemed	($584,647,450)	($22,187,153)
Net increase (decrease) in net assets
derived from unit transactions	(37,180,913)	11,132,002

Net assets at beginning of period	314,745,267	33,133,249

Net assets at end of period	$277,564,354	44,265,251

See accompanying notes to financial statements.

Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2001	2000	1999	1998	1997
Iowa Schools Joint Investment Trust
Diversified Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.028	0.060	0.047	0.047	0.051
Dividends Distributed	(0.028)	(0.060)	(0.047)	(0.047)	(0.051)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.76%	5.98%	4.75%	4.74%	5.08%
Ratio of Expenses to Average Net Assets	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of Net Income to Average Net Assets	2.76%	5.98%	4.75%	4.74%	5.08%
Net Assets, End of Period (000 Omitted)	$277,564	$282,280	$238,922	$208,205	$174,215

	2001	2000	1999	1998	1997
Iowa Schools Joint Investment Trust
Direct Government Obligation Portfolio
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.024	0.059	0.046	0.046	0.050
Dividends Distributed	(0.024)	(0.059)	(0.046)	(0.046)	(0.050)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	2.41%	5.89%	4.60%	4.65%	4.99%
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.61%	0.60%
Ratio of Net Income to Average Net Assets	2.41%	5.89%	4.60%	4.65%	4.99%
Net Assets, End of Period (000 Omitted)	$44,265	$37,989	$34,179	$33,755	$31,034

*For the six month period ending December 31, annualized

Notes to Financial Statements (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Wells Fargo Bank Iowa, N.A. serves as the Administrator and Custodian, and Investors Management Group serves as the Investment Adviser and Program Support Provider.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 2001 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $60,913,188 and $39,952,720 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Adviser, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Trustee, are paid an annual fee for operating the investment programs.

For advisory, marketing, and administrative services provided to the Diversified Portfolio, IMG receives .330 percent of the average daily net asset value up to $150 million, .295 percent from $150 to $200 million, .280 percent from $200 to $250 million, and .265 percent exceeding $250 million. For advisory services provided to the Direct Government Obligation Portfolio, IMG receives .150 percent of the average daily net asset value up to $150 million and .125 percent exceeding $250 million. For the six months ended December 31, 2001, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $366,802 and $27,502, respectively, to IMG for services provided.

For custodial and administrative services provided to the Diversified Portfolio, Wells Fargo receives .145 percent of the average daily net asset value up to $150 million, .140 percent from $150 to $200 million, .135 percent from $200 to $250 million, and .120 percent exceeding $250 million. For custodial and administrative services provided to the Direct Government Obligation Portfolio, Wells Fargo receives .325 percent of the average daily net asset value up to $150 million, .310 percent from $150 to $200 million, .290 percent from $200 to $250 million, and .260 percent exceeding $250 million. For the six months ended December 31, 2001, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $165,243 and $59,587, respectively, to Wells Fargo for services provided.

Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For six months ended December 31, 2001, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $116,716 and $18,335, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $8,521,629,814 and $3,579,368,000, respectively, for the six month period ended December 31, 2001. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $8,558,916,814 and $3,568,332,088, respectively, for the six month period ended December 31, 2001.

BOARD OF TRUSTEES

Richard Vandekieft, Chair, Cedar Falls
Susan McDermott, Vice Chairperson, Cedar Rapids
Gary D. Bengtson, Treasurer, Carroll
Veronica Stalker, Trustee, Waukee
Dennis Jeter, Trustee, Murray
Karen Petersen, Trustee, Bettendorf

SERVICE PROVIDERS

Investment Adviser:
Investors Management Group
2203 Grand Avenue
Des Moines, IA 50312-5338

Custodian and Administrator:
Wells Fargo Bank Iowa, N.A.
666 Walnut, P.O. Box 837
Des Moines, IA 50304

Legal Counsel:
Brick, Gentry, Bowers, et al
550 39th Street, Suite 200
Des Moines, IA 50312

Independent Auditors:
KPMG LLP
2500 Ruan Center
Des Moines, IA 50309

IOWA SCHOOLS JOINT INVESTMENT TRUST
www.isjit.org
666 Walnut, P.O. Box 837
Des Moines, Iowa 50304
(800) 872-0140 or (515) 245-3245